Derivative Instruments - Narrative (Details) $ in Millions	1 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2018 tbtu	Dec. 31, 2017 tbtu
Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | tbtu		1,521	1,520
SPL [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy Units Secured Through Natural Gas Supply Contracts | tbtu		2,179	2,214
SPL [Member] | 2015 SPL Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease | $	$ 1,600
SPL [Member] | SPL Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net | $	$ 7